SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Stock Option Activity [Table Text Block]
			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining
	Number of	exercise	fairvalue	contractual
	options	price ($Cdn)	($Cdn)	life (in years)
Closing Balance, December 31, 2016	156,250	1.20	0.48	2.39
Closing Balance, December 31, 2017	156,250	1.20	0.48	1.39
Forfeited	(62,500)	1.20	0.48
Closing Balance, December 31, 2018	93,750	1.20	0.48	0.39

Schedule of Derivative Financial Instruments Activity [Table Text Block]
				Fair value as at
	Number of	Fair value on	Fair value as at	December 31,	Gain on
Issue date	warrants	issuance	December 31, 2017	2018	derivatives
November 13, 2017	5,000,000	$334,109	$368,082	$59,740	$308,342